Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of balances in foreign currency

	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.23	Total 12.31.22

ASSETS
CURRENT ASSETS
Other receivables	USD	26.3	805.450	21,183	10,635
Financial assets at fair value through profit or loss	USD	51.1	805.450	41,158	45,024
Cash and cash equivalents	USD	0.2	805.450	161	109
TOTAL CURRENT ASSETS				62,502	55,768
TOTAL ASSETS				62,502	55,768

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	54.9	808.450	44,345	45,268
TOTAL NON-CURRENT LIABILITIES				44,345	45,268
CURRENT LIABILITIES
Trade payables	USD	22.9	808.450	18,514	9,768
	EUR	0.6	894.712	537	118
	CHF	0.3	963.121	289	-
Borrowings	USD	62.3	808.450	50,379	573
	CNY	2.5	113.910	284	-
Other payables	USD	1.4	808.450	1,129	710
TOTAL CURRENT LIABILITIES				71,132	11,169
TOTAL LIABILITIES				115,477	56,437

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2023 for US Dollars (USD), Euros (EUR), Swiss francs (CHF) and Chinese yuans (CNY).

Schedule of exposure to currency risk

	12.31.23	12.31.22
Net position
US dollar	(51,865)	(551)
Chinese Yuan	(284)	-
Euro	(537)	(118)
Swiss franc	(289)	-
Total	(52,975)	(669)

Schedule of decrease in the profit (loss)

	12.31.23	12.31.22
Net position
US dollar	(5,187)	(55)
Chinese Yuan	(28)	-
Euro	(54)	(12)
Swiss franc	(29)	-
Decrease in the results of operations for the year	(5,298)	(67)

Schedule of non-derivative financial liabilities

	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	Total
As of December 31, 2023
Trade payables and other liabilities	100,329	158,282	44,816	18,809	161,323	483,559
Borrowings	-	-	50,663	44,345	-	95,008
Total	100,329	158,282	95,479	63,154	161,323	578,567

As of December 31, 2022
Trade payables and other liabilities	375,157	210,919	29,484	1,274	73,820	690,654
Borrowings	-	-	573	45,268	-	45,841
Total	375,157	210,919	30,057	46,542	73,820	736,495

Schedule of gearing ratios

	12.31.23	12.31.22
Total liabilities	1,069,993	1,103,844
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(91,756)	(94,455)
Net debt	978,237	1,009,389
Total Equity	438,811	391,338
Total capital attributable to owners	1,417,048	1,400,727
Gearing ratio	69.03%	72.06%

Schedule of financial assets and liabilities measured at fair value

	LEVEL 1	LEVEL 2

At December 31, 2023
Assets
Other receivables
Transferred assets and in custody	20,406	-
Financial assets at fair value through profit or loss:
Negotiable instruments	588	-
Mutual funds	82,040	-
Cash and cash equivalents:
Mutual funds	7,730	-
Total assets	110,764	-

Liabilities
Other liabilities:
Payment plan - CAMMESA	-	59,988
Total liabilities	-	59,988

LEVEL 1
At December 31, 2022
Assets
Other receivables
Transferred assets and in custody	14,558
Financial assets at fair value through profit or loss:
Negotiable instruments	42,713
Mutual funds	46,666
Cash and cash equivalents
Mutual funds	2,375
Total assets	106,312